SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	$ 8,035	$ 7,693
Additions		18
Translation differences	82	323
Gross amount end of period	8,117	8,035
Disposal	(1)
Accumulated amortization	(1,852)	(1,732)
Net Book value	6,264	6,303
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	6,158	5,910
Additions
Translation differences	62	248
Gross amount end of period	6,220	6,158
Disposal
Accumulated amortization
Net Book value	6,220	6,158
Software Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	400	365
Additions		18
Translation differences	5	16
Gross amount end of period	405	400
Disposal	(1)
Accumulated amortization	(360)	(339)
Net Book value	44	61
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	1,477	1,418
Additions
Translation differences	15	59
Gross amount end of period	1,492	1,477
Disposal
Accumulated amortization	(1,492)	(1,393)
Net Book value		$ 84